SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial income:
Foreign currency gains	$ 975	$ 661	$ 1,294
Derivatives		27	399
Interest on tax refund	150	95	53
Interest on cash equivalents, short-term bank deposits and others	91	114	242
Total financial income	1,216	897	1,988
Financial expenses:
Bank charges	(97)	(77)	(71)
Interest on short-term loans	(8)	(18)	(98)
Interest on long-term loans	(8)	(66)	(120)
Foreign currency losses	(1,028)	(786)	(1,376)
Forward transactions losses	(1,369)
Derivatives			(321)
Others			(108)
Total financial expenses	(2,510)	(947)	(2,094)
Financial income (expenses), net	$ (1,294)	$ (50)	$ (106)